STATEMENT OF INVESTMENTS
BNY Mellon International Fund

November 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.2%
Australia - 3.7%
AGL Energy Ltd.	87,690	[a,b]	546,385
Aristocrat Leisure Ltd.	25,456		682,726
ASX Ltd.	165,722		6,359,807
Brambles Ltd.	125,524		1,106,419
Macquarie Group Ltd.	10,857		1,212,725
			9,908,062
Austria - 1.2%
OMV AG	75,125	[b]	3,201,435
Bermuda - 1.9%
Hiscox Ltd.	394,342	[b]	5,058,024
Denmark - .3%
AP Moller - Maersk A/S, Cl. B	476	[b]	750,630
France - 19.0%
AXA SA	58,653	[b]	1,825,613
BNP Paribas SA	142,015	[a,b]	8,930,279
Cie Generale des Etablissements Michelin SCA	131,470	[b]	4,409,068
Euroapi SA	2,979	[b]	16,862
Klepierre SA	91,038	[b]	2,289,091
LVMH Moet Hennessy Louis Vuitton SE	6,212		4,751,490
Orange SA	692,987		8,526,792
Publicis Groupe SA	90,305	[b]	7,625,881
Sanofi SA	84,538	[b]	7,863,996
STMicroelectronics NV	22,687		1,073,113
Vinci SA	28,495		3,483,187
			50,795,372
Germany - 9.6%
Allianz SE	10,437	[b]	2,619,772
Bayer AG	170,175	[b]	5,808,985
Daimler Truck Holding AG	38,750	[b]	1,258,211
DHL Group	83,230	[b]	3,899,246
Evonik Industries AG	137,184	[b]	2,560,920
Mercedes-Benz Group AG	113,084	[b]	7,333,817
Muenchener Rueckversicherungs-Gesellschaft AG	5,057	[b]	2,151,176
			25,632,127
Hong Kong - .7%
Sun Hung Kai Properties Ltd.	186,500		1,830,070
Ireland - 2.3%
CRH PLC	98,024		6,170,195

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.2% (continued)
Italy - 2.3%
Enel SpA	403,162		2,846,328
Eni SpA	201,332		3,324,065
			6,170,393
Japan - 16.1%
Advantest Corp.	41,000		1,294,489
Casio Computer Co. Ltd.	314,500	[a]	2,649,470
FUJIFILM Holdings Corp.	23,500		1,372,656
Fujitsu Ltd.	25,400		3,618,292
ITOCHU Corp.	132,000		5,108,701
Mitsubishi Electric Corp.	165,200		2,238,546
Mizuho Financial Group, Inc.	77,300		1,309,710
Nippon Telegraph & Telephone Corp.	4,519,300		5,276,479
Renesas Electronics Corp.	135,900	[b]	2,386,454
Shionogi & Co. Ltd.	30,700		1,444,925
Sony Group Corp.	46,400		4,012,195
Sumitomo Mitsui Financial Group, Inc.	146,000		7,147,363
Tokyo Electron Ltd.	24,500		3,970,137
Trend Micro, Inc.	28,000		1,419,075
			43,248,492
Netherlands - 6.9%
ASML Holding NV	9,203		6,240,881
ING Groep NV	548,103	[b]	7,683,145
Koninklijke Ahold Delhaize NV	161,763	[b]	4,676,659
			18,600,685
Norway - .4%
Yara International ASA	30,979	[a,b]	1,048,767
Singapore - 1.3%
Singapore Exchange Ltd.	357,600		2,520,870
United Overseas Bank Ltd.	52,500	[b]	1,068,289
			3,589,159
Spain - 1.0%
ACS Actividades de Construccion y Servicios SA	68,100	[b]	2,716,749
Switzerland - 7.1%
Kuehne + Nagel International AG	9,639	[b]	2,787,022
Novartis AG	35,205	[b]	3,422,005
Roche Holding AG	31,610	[b]	8,520,658
Sonova Holding AG	14,912	[b]	4,296,332
			19,026,017
United Kingdom - 21.4%
Ashtead Group PLC	39,149	[b]	2,354,049
BAE Systems PLC	259,286		3,437,024
BP PLC	400,157		2,420,309
British American Tobacco PLC	125,168		3,969,421

Description		Shares		Value ($)
Common Stocks - 95.2% (continued)
United Kingdom - 21.4% (continued)
Bunzl PLC		29,029		1,100,163
Burberry Group PLC		146,329		2,703,568
Diageo PLC		239,609	[b]	8,359,432
Ferguson PLC		18,612		3,143,861
GSK PLC		285,763		5,120,649
Haleon PLC		264,970	[b]	1,104,055
Legal & General Group PLC		542,077	[b]	1,569,203
Melrose Industries PLC		197,903		1,295,684
Rio Tinto PLC		48,858	[b]	3,330,145
Shell PLC		262,265		8,476,069
SSE PLC		156,809		3,627,682
Tate & Lyle PLC		555,374		4,325,984
Unilever PLC		20,113		957,138
				57,294,436
Total Common Stocks (cost $241,696,223)				255,040,613

Exchange-Traded Funds - 1.2%
United States - 1.2%
iShares MSCI EAFE ETF (cost $3,239,056)		44,850	[a,b]	3,248,037
	Preferred Dividend Yield (%)
Preferred Stocks - 1.6%
Germany - 1.6%
Volkswagen AG (cost $8,849,449)		35,931	[b]	4,162,181
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $209,701)	5.41	209,701	[c]	209,701

Investment of Cash Collateral for Securities Loaned - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,078,540)	5.41	3,078,540	[c]	3,078,540
Total Investments (cost $257,072,969)		99.2%		265,739,072
Cash and Receivables (Net)		.8%		2,008,880
Net Assets		100.0%		267,747,952

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $6,124,883 and the value of the collateral was $6,428,850, consisting of cash collateral of $3,078,540 and U.S. Government & Agency securities valued at $3,350,310. In addition, the value of collateral may include pending sales that are also on loan.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	255,040,613	-	-	255,040,613
Equity Securities - Preferred Stocks	4,162,181	-	-	4,162,181
Exchange-Traded Funds	3,248,037	-	-	3,248,037
Investment Companies	3,288,241	-	-	3,288,241

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized appreciation on investments was $8,666,103, consisting of $32,675,618 gross unrealized appreciation and $24,009,515 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.